Debt (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 265
2023	287
2024	310
2025 and thereafter	85
Total payable amount	947
Less: current portion of tenant improvement loan	(265)
Noncurrent portion of tenant improvement loan, net	$ 682